Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,531,000
Previously Paid Amount	0.00
Total Fee Amount	211.43
Total Offset Amount	0.00
Net Fee	211.43
Narrative - Max Aggregate Offering Price	$ 1,531,000
Final Prospectus	true